Other current and non-current financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Other current and non-current financial liabilities
28. Other current and non-current financial liabilities
The following table provides a breakdown for other current and non-current financial liabilities:

	At December 31,
(€ thousands)	2023	2022
Written put options on non-controlling interests	136,466	178,766
of which Thom Browne option	116,456	155,551
of which Dondi option	20,010	23,215
Other	90	27
Other non-current financial liabilities	136,556	178,793
Written put options on non-controlling interests	22,102	—
of which Thom Browne option	22,102	—
Warrant liabilities	—	37,258
Other current financial liabilities	22,102	37,258
Total	158,658	216,051
Written put options on non-controlling interests

Thom Browne
The Group is party to an option agreement which provides Mr. Thom Browne a put option giving him the right to sell to the Group his remaining 10% interest in the Thom Browne Group not owned by the Group, in three tranches. The exercise price of the option is established as the EBITDA of the Thom Browne Group recorded in 2023, 2028 and 2030, multiplied by a given multiple (“TB Exercise Formula”). The financial liability arising from the obligation of the Group to purchase the non-controlling interest in the Thom Browne Group is measured at the present value of the expected exercise amount, calculated through the TB Exercise Formula as per projections contained in the latest business plan, which cover the period from 2024 to 2026. The liability was initially recognized against equity for €162,066 thousand, which was related to the put option of the 15% interest, and is remeasured at each reporting date in profit or loss based on the latest available information. In June 2021, the Group purchased an additional 5% of the Thom Browne Group for a total consideration of €30,653 thousand, following which the Group owns 90% of the Thom Browne Group. The liability related to this written put option at December 31, 2023 amounted to €138,558 thousand, of which €22,102 thousand was classified as current (relating to the first tranche representing 2% of the non-controlling interests that is based on 2023 EBITDA of the Thom Browne Group) and €116,456 thousand was classified as non-current (relating to the second and third tranches representing 5% and 3% of the non-controlling interests that are based on 2028 and 2030 EBITDA of the Thom Browne Group, respectively (€155,551 thousand at December 31, 2022 relating to all three tranches).
Dondi
The Group is party to an option agreement which provides the Dondi family with a put option giving them the right to sell to the Group the Dondi family’s remaining 35% interest in Dondi not owned by the Group, in two tranches in 2029 and 2034. The exercise price of the option is established as the EBITDA of Dondi at the exercise date, less its net indebtedness, multiplied by a given multiple less a given discount (“Dondi Exercise Formula”). The financial liability arising from the obligation is measured at the present value of the expected exercise amount, calculated through the Dondi Exercise Formula as per projections contained in the approved Business Plan. The remeasurement of the liability at each reporting date is recognized through profit or loss based on the latest available information. The liability related to this written put option at December 31, 2023 amounted to €20,010 thousand and was classified as non-current (€23,215 thousand at December 31, 2022).
Warrant liabilities
On February 27, 2023, the Group completed the previously announced redemption of its outstanding public and private placement warrants to purchase ordinary shares of the Company that remained outstanding at 5:00 p.m. New York City time on February 27, 2023 (the “Redemption Date”), following which (i) 408,667 warrants were exercised by the warrant holders at an exercise price of $11.50 per ordinary share and the Group received total cash proceeds of $4.7 million in exchange for 408,667 newly issued ordinary shares, and (ii) 19,322,846 warrants were exercised by the warrant holders on a cashless basis in exchange for 0.277 ordinary shares of the Company per warrant, with the Company issuing an aggregate of 5,761,067 newly issued ordinary shares. As a result of these transactions, approximately 98% of the outstanding warrants were exercised, of which approximately 2% were exercised for cash and approximately 96% were exercised on a cashless basis. The remaining 385,123 warrants remained unexercised on the Redemption Date and were redeemed by the Company for cash at a redemption price of $0.10 per warrant in accordance with the terms of the related warrant agreements, for a total of $38.5 thousand.
Following the aforementioned transactions, there are no remaining public or private placement warrants outstanding. At December 31, 2022, 13,416,636 public warrants and 6,700,000 private warrants were outstanding. The warrants were assumed by the Company from Investindustrial Acquisition Corp. (IIAC) as part of the Business Combination completed in December 2021.